EMPLOYEE BENEFITS - Defined benefit pension plan - Historical actuarial remeasurements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (5,409,065)	R$ (5,921,285)	R$ (4,601,965)	R$ (4,391,251)	R$ (4,314,592)
Fair value of plan assets	4,647,361	4,652,000	3,656,891	3,568,934	3,456,613
Surplus (Deficit)	(761,704)	(1,269,285)	(945,074)	(822,317)	(857,979)
Defined benefit pension plan | Present value of the defined benefit obligations
Historical actuarial remeasurements
Experience adjustments on plan liabilities	(457,421)	467,106	546,911	(370,083)	235,549
Defined benefit pension plan | Plan assets
Historical actuarial remeasurements
Experience adjustments on plan assets	R$ (25,498)	R$ (334,675)	R$ (386,767)	R$ 253,301	R$ (232,214)